Expense Example, No Redemption	Stadion Tactical Growth Fund Class C Shares Expense Example, No Redemption, 1 Year	Stadion Tactical Growth Fund Class C Shares Expense Example, No Redemption, 3 Years	Stadion Tactical Growth Fund Class C Shares Expense Example, No Redemption, 5 Years	Stadion Tactical Growth Fund Class C Shares Expense Example, No Redemption, 10 Years	Stadion Tactical Growth Fund Portfolio Turnover, Rate	Stadion Tactical Growth Fund Risk Lose Money [Text]	Stadion Tactical Growth Fund Performance Information Illustrates Variability of Returns [Text]	Stadion Tactical Growth Fund Bar Chart Does Not Reflect Sales Loads [Text]	Stadion Tactical Growth Fund Performance Past Does Not Indicate Future [Text]	Stadion Tactical Growth Fund Performance Availability Website Address [Text]	Stadion Tactical Growth Fund Performance Availability Phone [Text]	Stadion Tactical Defensive Fund Class C Shares Expense Example, No Redemption, 1 Year	Stadion Tactical Defensive Fund Class C Shares Expense Example, No Redemption, 3 Years	Stadion Tactical Defensive Fund Class C Shares Expense Example, No Redemption, 5 Years	Stadion Tactical Defensive Fund Class C Shares Expense Example, No Redemption, 10 Years	Stadion Tactical Defensive Fund Portfolio Turnover, Rate	Stadion Tactical Defensive Fund Risk Lose Money [Text]	Stadion Tactical Defensive Fund Performance Information Illustrates Variability of Returns [Text]	Stadion Tactical Defensive Fund Bar Chart Does Not Reflect Sales Loads [Text]	Stadion Tactical Defensive Fund Performance Past Does Not Indicate Future [Text]	Stadion Tactical Defensive Fund Performance Availability Website Address [Text]	Stadion Tactical Defensive Fund Performance Availability Phone [Text]	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, No Redemption, 1 Year	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, No Redemption, 3 Years	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, No Redemption, 5 Years	Stadion Trilogy Alternative Return Fund Class C Shares Expense Example, No Redemption, 10 Years	Stadion Trilogy Alternative Return Fund Portfolio Turnover, Rate	Stadion Trilogy Alternative Return Fund Risk Lose Money [Text]	Stadion Trilogy Alternative Return Fund Performance Information Illustrates Variability of Returns [Text]	Stadion Trilogy Alternative Return Fund Bar Chart Does Not Reflect Sales Loads [Text]	Stadion Trilogy Alternative Return Fund Performance Past Does Not Indicate Future [Text]	Stadion Trilogy Alternative Return Fund Performance Availability Website Address [Text]	Stadion Trilogy Alternative Return Fund Performance Availability Phone [Text]
USD ($)	249	772	1,322	2,820	128.00%	An investment in the Growth Fund is subject to investment risks; therefore you may lose money by investing in the Growth Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Growth Fund.	The impact of sales charges is not reflected in the bar chart if reflected, returns would be less than those shown.	How the Growth Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.	www.stadionfunds.com	1-866-383-7636	274	841	1,434	3,037	522.00%	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Defensive Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Defensive Fund.	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.	How the Defensive Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Defensive Fund will perform in the future.	www.stadionfunds.com	1-866-383-7636	247	822	1,422	3,044	21.00%	An investment in the Trilogy Fund is subject to investment risks; therefore you may lose money by investing in the Trilogy Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Trilogy Fund.	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.	How the Trilogy Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	www.stadionfunds.com	1-866-383-7636